VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—1.4%
Brazil—1.4%
Gerdau S.A., 14.610%	391,715	$ 1,874
Total Preferred Stock (Identified Cost $1,808)		1,874

Common Stocks—94.1%
Bermuda—2.1%
Jardine Matheson Holdings Ltd.	43,400	2,014
Kunlun Energy Co., Ltd.	886,000	764
		2,778

Brazil—7.7%
Ambev S.A.	421,300	1,100
Banco do Brasil S.A.	160,400	1,508
CPFL Energia S.A.	709,000	4,772
Klabin S.A.	224,700	1,070
Suzano S.A.	82,400	886
Vale S.A.	54,400	730
		10,066

Cayman Islands—1.5%
FinVolution Group ADR	94,530	471
Vipshop Holdings Ltd. ADR(1)	92,638	1,483
		1,954

China—22.7%
Alibaba Group Holding Ltd.(1)	125,300	1,370
Bank of Jiangsu Co., Ltd. Class A	2,009,300	1,975
BYD Co., Ltd. Class H	27,000	834
China Construction Bank Corp. Class H	2,028,000	1,145
China Energy Engineering Corp., Ltd. Class A	3,630,700	1,123
China Railway Group Ltd. Class A	986,600	921
China Railway Signal & Communication Corp., Ltd. Class A	1,062,310	768
China State Construction Engineering Corp., Ltd. Class A	1,839,200	1,392
ENN Natural Gas Co., Ltd. Class A	927,600	2,212
Industrial & Commercial Bank of China Ltd. Class H	1,525,000	734
Lenovo Group Ltd.	1,481,000	1,526
NetEase, Inc.	53,000	1,080
People’s Insurance Co. Group of China Ltd. (The) Class H	4,029,000	1,446
PetroChina Co., Ltd. Class H	7,188,000	5,416
Shenzhen Transsion Holdings Co., Ltd. Class A	64,125	1,280
	Shares	Value

China—continued
Sinopharm Group Co., Ltd. Class H	224,000	$ 649
Tencent Holdings Ltd.	115,600	4,520
Yum China Holdings, Inc.	23,922	1,333
		29,724

Hungary—1.7%
OTP Bank Nyrt	62,704	2,264
India—14.5%
Axis Bank Ltd.	90,127	1,125
GAIL India Ltd.	516,903	774
HDFC Bank Ltd.	49,420	908
ICICI Bank Ltd. Sponsored ADR	103,440	2,392
Indian Railway Catering & Tourism Corp., Ltd.	181,783	1,490
ITC Ltd.	304,461	1,629
Manappuram Finance Ltd.	1,343,590	2,425
Oil & Natural Gas Corp., Ltd.	743,244	1,717
Power Finance Corp., Ltd.	983,491	2,983
State Bank of India	404,383	2,915
Tata Consultancy Services Ltd.	14,510	617
		18,975

Indonesia—3.2%
Astra International Tbk PT	2,719,900	1,096
Bank Central Asia Tbk PT	1,425,500	814
Bank Mandiri Persero Tbk PT	5,710,800	2,226
		4,136

Mexico—6.2%
Coca-Cola Femsa SAB de C.V.	156,360	1,221
Grupo Aeroportuario del Pacifico SAB de C.V. Class B	129,900	2,133
Grupo Financiero Banorte SAB de C.V. Class O	372,300	3,121
Kimberly-Clark de Mexico SAB de C.V. Class A	831,900	1,656
		8,131

Poland—0.7%
Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	116,957	929
Russia—0.0%
Gazprom PJSC(1)(2)(3)	1,323,341	1
LUKOIL PJSC Sponsored ADR(1)(2)(3)	55,455	—(4)
		1

Saudi Arabia—0.7%
Leejam Sports Co. JSC	25,025	949
South Korea—10.5%
Doosan Bobcat, Inc.	61,595	2,328
	Shares	Value

South Korea—continued
Hanwha Aerospace Co., Ltd.	10,322	$ 800
Kia Corp.	53,787	3,245
Samsung C&T Corp.	12,457	993
Samsung Electronics Co., Ltd.	124,035	6,287
		13,653

Taiwan—14.9%
Asustek Computer, Inc.	134,000	1,523
Compal Electronics, Inc.	1,843,000	1,753
CTBC Financial Holding Co., Ltd.	1,295,000	983
Gigabyte Technology Co., Ltd.	195,000	1,701
Hon Hai Precision Industry Co., Ltd.	177,000	570
Micro-Star International Co., Ltd.	627,000	3,185
Novatek Microelectronics Corp.	220,000	2,883
Taiwan Semiconductor Manufacturing Co., Ltd.	424,000	6,870
		19,468

Thailand—0.4%
Tipco Asphalt PCL Foreign Shares	1,166,000	516
Turkey—1.4%
KOC Holding AS	345,874	1,851
United Arab Emirates—2.7%
Emirates NBD Bank PJSC	714,625	3,463
United States—3.2%
Lear Corp.	7,363	988
NVIDIA Corp.	2,120	922
Starbucks Corp.	24,710	2,256
		4,166

Total Common Stocks (Identified Cost $116,474)		123,024

Total Long-Term Investments—95.5% (Identified Cost $118,282)		124,898

See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%)(5)	1,228,021	$ 1,228
Total Short-Term Investment (Identified Cost $1,228)		1,228

TOTAL INVESTMENTS—96.5% (Identified Cost $119,510)		$126,126
Other assets and liabilities, net—3.5%		4,607
NET ASSETS—100.0%		$130,733
Abbreviations:
ADR	American Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
China	24%
India	15
Taiwan	15
South Korea	11
Brazil	9
Mexico	6
United States	4
Other	16
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$123,024	$123,023	$1
Preferred Stock	1,874	1,874	—
Money Market Mutual Fund	1,228	1,228	—
Total Investments	$126,126	$126,125	$1
There were no securities valued using significant observable inputs (Level 2) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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